Wells, Pipelines, Properties, Plant and Equipment, Net - Assets Acquired Through Capital Leases (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	$ 7,076,316	$ 9,446,108
Carrying amount [member]
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	7,963,262	11,142,197
Accumulated depreciation and amortization [member]
Disclosure of acquisitions and disposals [line items]
Assets acquired through capital leases	$ (886,946)	$ (1,696,089)